Convertible Promissory Notes (Details 4) - Conversion Option Three [Member]	12 Months Ended
Oct. 31, 2019 USD ($) shares
IfrsStatementLineItems [Line Items]
Risk-free interest rate	1.15%
Expected life	3 months
Expected volatility	60.00%
Share price | shares	612
Conversion price at time of conversion | $	$ 612